ALLIANCE
                                -----------------
                                VARIABLE PRODUCTS
                                -----------------
                                   SERIES FUND
                                -----------------
                                GROWTH PORTFOLIO
                                -----------------

                                  ANNUAL REPORT

                                DECEMBER 31, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

GROWTH PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

LETTER TO INVESTORS

January 22, 2003

Dear Investor:

The following is an update of Alliance Variable Products Series Fund Alliance Growth Portfolio (the "Portfolio") for the annual reporting period ended December 31, 2002.

INVESTMENT OBJECTIVE AND POLICIES

This Portfolio seeks long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio also may invest up to 25% of its total assets in lower-rated, fixed income securities and convertible bonds, and generally up to 20% of its total assets in foreign securities.

--------------------------------------------------------------------------------
INVESTMENT RESULTS

Periods Ended December 31, 2002

                                                        Total Returns

                                                                        Since
                                              1 Year      5 Years     Inception*
                                              ------      -------     ----------
Alliance Growth
Portfolio                                     -28.08%     -4.70%        7.84%

Russell 3000 Index                            -21.54%     -0.71%        9.46%

S&P 500 Stock Index                           -22.09%     -0.58%        9.97%

Total returns are based on net asset value (NAV) performance for Class A shares and reflect reinvestment of dividends and/or capital gains distributions in additional shares. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. These figures do not reflect insurance company separate account or annuity contract charges, which would reduce total return to a contract owner. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The Portfolio's inception date is 9/15/94.

The unmanaged Russell 3000 Index is comprised of 3000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Growth Portfolio.

--------------------------------------------------------------------------------

During the annual reporting period ended December 31, 2002, the Portfolio returned -28.08%, underperforming its benchmarks, the Russell 3000 Index and the S&P 500 Stock Index, which returned -21.54% and -22.09%, respectively. Beyond the difficult environment for growth stocks in general, the Portfolio was adversely affected by several individual holdings; in particular, these holdings were Tyco, Flextronics and Laboratory Corp of America.

After suffering their worst quarterly return since 1987, equity markets rallied in the fourth quarter. This rebound was, however, predominantly a reflection of disproportionate strength in a number of low-priced, low-quality equities of fundamentally-challenged companies. Equities posted their third consecutive negative annual returns for the first time since the Depression from their March 2000 peaks, and the S&P 500 Stock Index declined 45%. Growth stocks, registered a 60% decline, as measured by the Russell 1000 Growth Index.

Compared with the 3% pace of real gross domestic product (GDP) growth, which has occurred over the past four quarters, we anticipate growth this year to be 3% to 4%. Growth this year is expected to be more balanced with a moderate increase in consumption, complemented by initial cyclical recovery in capital investment and inventories, in contrast to the negative contribution from these sectors over the past two years. Contrary to typical business cycles characterized by pronounced cyclical retrenchment of consumption, the most striking aspect of this cycle has been the extraordinary retrenchment in capital spending and manufacturing inventories, concurrent with relatively persistent consumption.

There are several substantive reasons for our expectation of continued moderate expansion. Liquidity is high and, as it typically does, it is leading a recovery in GDP. Favorable productivity, excess capacity and subdued inflationary pressure provide ample latitude for continued monetary accommodation, consistent with recent monetary easing by both the U.S. Federal Reserve and the European Central Bank. As reflected in this coincident monetary easing and underscored by the Administration's recent changes in Treasury and economic advisors, the mandate is clear to reflate. Manufacturing inventories are unsustainably low with a record 1.36 months inventory-to-sales ratio. Any incremental growth in demand should quickly translate into production and, with a lag, employment growth. Productivity gains have continued to be impressive, having remained positive throughout the manufacturing recession and having recently risen to 5%. Consumer spending is expected to

GROWTH PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

expand moderately, reflecting modest wage growth and favorable liquidity trends. This was partially offset by tentative consumer confidence, the lagged wealth effect setback of the equity markets (mitigated by housing appreciation), and the aforementioned absence of pent-up demand.

One of the more striking aspects of this cycle has been the disparate behavior between the trends in equities and both liquidity growth and real GDP. The protracted correction in equities and growth stocks, in particular, has eliminated the premium valuation traditionally accorded growth. In terms of relative valuations to both earnings and cash flows, growth stocks currently trade at levels that have represented trough relative valuations over the past 24 years.

The challenging environment of the past three years has stress tested most businesses, clearly identifying those companies with superior competitive attributes and capital structures, and vice-versa. In the context of continued moderate economic growth characterized by intense competitive pressure and limited pricing flexibility, we expect these leadership companies to continue to differentiate themselves.

The Portfolio remains balanced between consistent and cyclical growth companies, concentrated in well capitalized leading companies with superior profitability and growth (both historical and prospective).

We appreciate your investment in Alliance Growth Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Alan E. Levi
Alan E. Levi
Vice President and Portfolio Manager

GROWTH PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

PERFORMANCE UPDATE

ALLIANCE GROWTH PORTFOLIO
GROWTH OF A $10,000 INVESTMENT
9/30/94*-12/31/02

Alliance Growth Portfolio: $18,695

S&P 500 Stock Index: $22,189

Russell 3000 Index:  $21,229


                 Alliance
              Growth Portfolio     Russell 3000 Index     S&P 500 Stock Index
9/30/1994*       $10,000                    $10,000             $10,000
12/31/94         $10,530                    $10,019             $10,131
12/31/95         $14,239                    $13,706             $13,933
12/31/96         $18,295                    $16,697             $17,131
12/31/97         $23,787                    $22,003             $22,844
12/31/98         $30,622                    $27,314             $29,377
12/31/99         $41,177                    $33,023             $35,555
12/31/00         $33,967                    $30,559             $32,320
12/31/01         $25,995                    $27,057             $28,480
12/31/02         $18,695                    $21,229             $22,189

Past performance is no guarantee of future results. This chart illustrates the total value of an assumed $10,000 investment in the Portfolio (from 9/30/94* to 12/31/02) as compared to the performance of appropriate broad-based indices.

The unmanaged Russell 3000 Index is comprised of 3000 of the largest capitalized companies that are traded in the United States.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Growth Portfolio.

--------------------------------------------------------------------------------
* Since closest month-end after Portfolio's inception date of 9/15/94.

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
COMPANY                                     U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Citigroup, Inc.                             $ 9,650,400            5.0%
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                         8,403,780            4.3
--------------------------------------------------------------------------------
Kohl's Corp.                                  7,929,794            4.1
--------------------------------------------------------------------------------
Health Management Associates, Inc. Cl.A       7,106,300            3.7
--------------------------------------------------------------------------------
Cardinal Health, Inc.                         7,055,448            3.6
--------------------------------------------------------------------------------
American International Group, Inc.            6,945,992            3.6
--------------------------------------------------------------------------------
Comcast Corp. Special Cl.A                    6,504,048            3.4
--------------------------------------------------------------------------------
Danaher Corp.                                 5,998,410            3.1
--------------------------------------------------------------------------------
Legg Mason, Inc.                              5,946,150            3.1
--------------------------------------------------------------------------------
Express Scripts, Inc. Cl.A                    5,630,288            2.9
                                            -----------         ------
                                            $71,170,610           36.8%
--------------------------------------------------------------------------------

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

Company                                               Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-100.1%
CONSUMER SERVICES-24.4%
AIRLINES-2.0%
Southwest Airlines Co. ......................       274,700       $  3,818,330
                                                                  ------------
BROADCASTING &
   CABLE-6.5%
Comcast Corp. Special
   Cl.A (a) .................................       288,300          6,504,048
Cox Communications, Inc.
   Cl.A (a) .................................        51,000          1,448,400
Viacom, Inc. Cl.B (a) .......................       114,700          4,675,172
                                                                  ------------
                                                                    12,627,620
                                                                  ------------
ENTERTAINMENT &
   LEISURE-4.3%
Harley-Davidson, Inc. .......................       181,900          8,403,780
                                                                  ------------
RETAIL-GENERAL
   MERCHANDISE-7.4%
Bed Bath & Beyond, Inc. (a) .................        26,000            897,780
CDW Computer Centers,
   Inc. (a) .................................       123,300          5,406,705
Kohl's Corp. (a) ............................       141,730          7,929,794
                                                                  ------------
                                                                    14,234,279
                                                                  ------------
MISCELLANEOUS-4.2%
Career Education Corp. (a) ..................       111,900          4,476,000
Education Management
   Corp. (a) ................................        28,300          1,064,080
Iron Mountain, Inc. (a) .....................        76,900          2,538,469
                                                                  ------------
                                                                     8,078,549
                                                                  ------------
                                                                    47,162,558
                                                                  ------------
FINANCE-22.5%
BANKING-MONEY
   CENTER-0.4%
SLM Corp. ...................................         8,350            867,231
                                                                  ------------
BANKING-REGIONAL-2.3%
Bank One Corp. ..............................       121,800          4,451,790
                                                                  ------------
BROKERAGE & MONEY
   MANAGEMENT-3.4%
Legg Mason, Inc. ............................       122,500          5,946,150
Morgan Stanley ..............................        13,700            546,904
                                                                  ------------
                                                                     6,493,054
                                                                  ------------
INSURANCE-6.3%
American International
   Group, Inc. ..............................       120,069          6,945,992
Arthur J. Gallagher & Co. ...................        44,700          1,313,286
Willis Group Holdings,
   Ltd. (a) .................................       136,700          3,919,189
                                                                  ------------
                                                                    12,178,467
                                                                  ------------
MISCELLANEOUS-10.1%
Ambac Financial Group, Inc. .................        74,650          4,198,316
Citigroup, Inc. .............................       274,237          9,650,400
MBNA Corp. ..................................       295,072          5,612,269
                                                                  ------------
                                                                    19,460,985
                                                                  ------------
                                                                    43,451,527
                                                                  ------------
HEALTH CARE-21.4%
DRUGS-3.8%
Forest Laboratories, Inc. (a) ...............        45,000       $  4,419,900
Patterson Dental Co. (a) ....................        66,600          2,913,084
                                                                  ------------
                                                                     7,332,984
                                                                  ------------
MEDICAL
   PRODUCTS-4.1%
Boston Scientific Corp. (a) .................        41,400          1,760,328
St. Jude Medical, Inc. (a) ..................        16,800            667,296
Stryker Corp. ...............................        83,500          5,604,520
                                                                  ------------
                                                                     8,032,144
                                                                  ------------
MEDICAL SERVICES-13.5%
AmerisourceBergen Corp. .....................        56,700          3,079,377
Cardinal Health, Inc. .......................       119,200          7,055,448
Express Scripts, Inc. Cl.A (a) ..............       117,200          5,630,288
Health Management
   Associates, Inc. Cl.A ....................       397,000          7,106,300
Wellpoint Health
   Networks, Inc. (a) .......................        44,700          3,180,852
                                                                  ------------
                                                                    26,052,265
                                                                  ------------
                                                                    41,417,393
                                                                  ------------
TECHNOLOGY-16.0%
COMMUNICATION
   EQUIPMENT-2.3%
Cisco Systems, Inc. (a) .....................       217,130          2,844,403
Juniper Networks, Inc. (a) ..................       238,400          1,621,120
                                                                  ------------
                                                                     4,465,523
                                                                  ------------
COMPUTER HARDWARE/
   STORAGE-1.8%
Dell Computer Corp. (a) .....................       127,850          3,418,709
                                                                  ------------
COMPUTER
   SERVICES-3.9%
Affiliated Computer
   Services, Inc. Cl.A (a) ..................        67,700          3,564,405
Fiserv, Inc. (a) ............................       113,800          3,863,510
                                                                  ------------
                                                                     7,427,915
                                                                  ------------
CONTRACT
   MANUFACTURING-1.5%
Flextronics International,
   Ltd. (Singapore) (a) .....................       342,500          2,805,075
                                                                  ------------
INTERNET
   INFRASTRUCTURE-2.3%
eBay, Inc. (a) ..............................        66,200          4,489,684
                                                                  ------------
SEMI-CONDUCTOR
   COMPONENTS-0.7%
Maxim Integrated
   Products, Inc. ...........................        41,100          1,357,944
                                                                  ------------
SOFTWARE-3.5%
Mercury Interactive Corp. (a) ...............        52,950          1,566,791
Microsoft Corp. (a) .........................        19,300            997,810
PeopleSoft, Inc. (a) ........................        89,350          1,635,998
VERITAS Software Corp. (a) ..................       169,100          2,641,342
                                                                  ------------
                                                                     6,841,941
                                                                  ------------
                                                                    30,806,791
                                                                  ------------

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Company                                               Shares      U.S. $ Value
--------------------------------------------------------------------------------
CONSUMER
   MANUFACTURING-6.0%
BUILDING & RELATED-4.0%
American Standard
   Cos., Inc. (a) ...........................        53,500       $  3,805,990
Centex Corp. ................................        36,300          1,822,260
D.R. Horton, Inc. ...........................        55,700            966,395
NVR, Inc. (a) ...............................         3,100          1,009,050
                                                                  ------------
                                                                     7,603,695
                                                                  ------------
MISCELLANEOUS-2.0%
Newell Rubbermaid, Inc. .....................       127,980          3,881,633
                                                                  ------------
                                                                    11,485,328
                                                                  ------------
CAPITAL GOODS-3.3%
ELECTRICAL
   EQUIPMENT-0.5%
L-3 Communications
   Holdings, Inc. (a) .......................        22,200            997,002
                                                                  ------------
ENGINEERING &
   CONSTRUCTION-1.7%
Jacobs Engineering
   Group, Inc. (a) ..........................        92,400          3,289,440
                                                                  ------------
MACHINERY-1.1%
ITT Industries, Inc. ........................        34,700          2,105,943
                                                                  ------------
                                                                     6,392,385
                                                                  ------------
MULTI-INDUSTRY
   COMPANIES-3.1%
Danaher Corp. ...............................        91,300          5,998,410
                                                                  ------------
ENERGY-2.6%
DOMESTIC
   PRODUCERS-0.6%
Apache Corp. ................................        18,600          1,060,014
                                                                  ------------
OIL SERVICE-2.0%
Baker Hughes, Inc. ..........................        60,600          1,950,714
Weatherford International,
   Ltd. (a) .................................        48,700          1,944,591
                                                                  ------------
                                                                     3,895,305
                                                                  ------------
                                                                     4,955,319
                                                                  ------------
TRANSPORTATION-0.8%
RAILROAD-0.8%
Union Pacific Corp. .........................        27,200          1,628,464
                                                                  ------------
TOTAL
   INVESTMENTS-100.1%
   (cost $201,565,617) ......................                      193,298,175
Other assets less
   liabilities (b)-(0.1%) ...................                         (135,292)
                                                                  ------------
NET ASSETS-100% .............................                     $193,162,883
                                                                  ============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Includes cash collateral received of $2,322,400 for securities on loan as of December 31, 2002 (see Note F). The lending agent invested the cash in a short-term investment as follows:

                                           Current
                                            Yield      Shares         Value
                                           -------    ---------    ----------
     UBS Private Money Market Fund, LLC     1.46%     2,322,400    $2,322,400

See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $201,565,617) .   $ 193,298,175(a)
   Collateral held for securities loaned ...................       2,322,400
   Receivable for capital stock sold .......................         273,909
   Dividends and interest receivable .......................          97,250
                                                               -------------
   Total assets ............................................     195,991,734
                                                               -------------
LIABILITIES
   Due to custodian ........................................         147,669
   Payable for collateral received on securities loaned ....       2,322,400
   Advisory fee payable ....................................         126,921
   Payable for capital stock redeemed ......................          79,530
   Accrued expenses ........................................         152,331
                                                               -------------
   Total liabilities .......................................       2,828,851
                                                               -------------
NET ASSETS .................................................   $ 193,162,883
                                                               =============
COMPOSITION OF NET ASSETS
   Capital stock, at par ...................................   $      16,414
   Additional paid-in capital ..............................     352,312,473
   Accumulated net realized loss on investment transactions     (150,898,562)
   Net unrealized depreciation of investments ..............      (8,267,442)
                                                               -------------
                                                               $ 193,162,883
                                                               =============
Class A Shares
   Net assets ..............................................   $ 121,439,373
                                                               =============
   Shares of capital stock outstanding .....................      10,284,651
                                                               =============
   Net asset value per share ...............................   $       11.81
                                                               =============
Class B Shares
   Net assets ..............................................   $  71,723,510
                                                               =============
   Shares of capital stock outstanding .....................       6,129,040
                                                               =============
   Net asset value per share ...............................   $       11.70
                                                               =============

--------------------------------------------------------------------------------

(a)   Includes securities on loan with a value of $2,308,968 (see Note F).

See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2002              Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2,092) .......     $  1,040,711
   Interest ..................................................           44,801
                                                                   ------------
   Total investment income ...................................        1,085,512
                                                                   ------------
EXPENSES
   Advisory fee ..............................................        1,867,303
   Distribution fee--Class B .................................          207,371
   Custodian .................................................           89,041
   Administrative ............................................           69,000
   Audit and legal ...........................................           74,806
   Printing ..................................................           58,680
   Directors' fees and expenses ..............................            2,005
   Transfer agency ...........................................              947
   Miscellaneous .............................................           25,957
                                                                   ------------
   Total expenses ............................................        2,395,110
                                                                   ------------
   Net investment loss .......................................       (1,309,598)
                                                                   ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
   Net realized loss on investment transactions ..............      (82,305,960)
   Net change in unrealized appreciation/depreciation
   of investments ............................................       (3,556,232)
                                                                   ------------
   Net loss on investment transactions .......................      (85,862,192)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................     $(87,171,790)
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                               Year Ended      Year Ended
                                                                              December 31,    December 31,
                                                                                  2002            2001
                                                                             -------------   -------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Net investment loss ...................................................   $  (1,309,598)  $  (1,253,185)
   Net realized loss on investment transactions ..........................     (82,305,960)    (47,977,583)
   Net change in unrealized appreciation/depreciation of investments .....      (3,556,232)    (50,203,343)
                                                                             -------------   -------------
   Net decrease in net assets from operations ............................     (87,171,790)    (99,434,111)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A .............................................................              -0-       (744,905)
     Class B .............................................................              -0-       (149,232)
   Net realized gain on investment transactions
     Class A .............................................................              -0-    (23,829,788)
     Class B .............................................................              -0-     (6,661,379)
   Distributions in excess of net realized gain on investment transactions
     Class A .............................................................              -0-    (15,938,925)
     Class B .............................................................              -0-     (4,455,567)
   Return of capital
     Class A .............................................................              -0-       (109,033)
     Class B .............................................................              -0-        (21,843)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...............................................     (40,117,567)     60,005,297
                                                                             -------------   -------------
   Total decrease ........................................................    (127,289,357)    (91,339,486)
NET ASSETS
   Beginning of period ...................................................     320,452,240     411,791,726
                                                                             -------------   -------------
   End of period .........................................................   $ 193,162,883   $ 320,452,240
                                                                             =============   =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2002                         Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Growth Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio investments are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each

                                          Alliance Variable Products Series Fund
================================================================================

portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

During the current fiscal year, permanent differences, primarily due to net operating losses and merger transactions, resulted in a net decrease in accumulated net investment loss, an increase in accumulated net realized loss on investment transactions and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of .75 of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

During the year ended December 31, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the year ended December 31, 2002, the Portfolio received no such waivers/reimbursements.

Pursuant to the terms of the investment advisory agreement, the Portfolio has agreed to reimburse the Adviser for the cost of providing the Portfolio with certain legal and accounting services. For the year ended December 31, 2002, this reimbursement to the Adviser amounted to $69,000.

Brokerage commissions paid on investment transactions for the year ended December 31, 2002, amounted to $464,895 of which $2,815 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $947 for the year ended December 31, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to ..25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended

December 31, 2002, were as follows:

Purchases:
Stocks and debt obligations ...........................           $  95,548,960
U.S. government and agencies ..........................                      -0-
Sales:
Stocks and debt obligations ...........................           $ 138,150,279
U.S. government and agencies ..........................                      -0-

At December 31, 2002, the cost of investments for federal income tax purposes was $201,901,873. Accordingly, gross unrealized appreciation and unrealized depreciation
(excluding foreign currency transactions) are as follows:

Gross unrealized appreciation .........................           $  21,446,719
Gross unrealized depreciation .........................             (30,050,417)
                                                                  -------------
Net unrealized depreciation ...........................           $  (8,603,698)
                                                                  =============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of outstanding forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At December 31, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities and foreign currencies that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written

                                          Alliance Variable Products Series Fund
================================================================================

options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the year ended December 31, 2002.

--------------------------------------------------------------------------------

NOTE E: Distribution to Shareholders

The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                    2002            2001
                                               -------------   -------------
Distributions paid from:
   Ordinary income ........................    $          -0-  $  10,083,264
   Net long-term capital gains ............               -0-     41,696,532
                                               -------------   -------------

Total taxable distributions ...............               -0-     51,779,796
   Tax return of capital ..................               -0-        130,876
                                               -------------   -------------
Total distributions paid ..................    $          -0-  $  51,910,672
                                               =============   =============

As of December 31, 2002, the components
of accumulated earnings/(deficit) on a
tax basis were as follows:

Accumulated capital and other losses ........................  $(150,562,306)(a)
Unrealized appreciation/(depreciation) ......................     (8,603,698)(b)
                                                               -------------
Total accumulated earnings/(deficit) ........................  $(159,166,004)

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $146,510,604 (of which $546,450 was acquired as a result of the Portfolio's tax-free merger with Brinson Series Trust Aggressive Portfolio on April 5, 2002), of which $546,450 will expire in the year 2008, $61,644,805 will expire in the year 2009 and $84,319,349 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's prior year merger with Brinson Series Trust Growth Portfolio and current year merger with Brinson Series Trust Aggressive Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses of $4,051,702.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of December 31, 2002, the Portfolio had loaned securities with a value of $2,308,968 and received cash collateral of $2,322,400, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the year

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

ended December 31, 2002, the Portfolio earned fee income of $26,269 which is included in interest income in the accompanying statement of operations.

--------------------------------------------------------------------------------

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                            -------------------------------       -------------------------------
                                                        SHARES                                AMOUNT
                                            -------------------------------       -------------------------------
                                             Year Ended         Year Ended         Year Ended         Year Ended
                                            December 31,       December 31,       December 31,       December 31,
                                               2002               2001               2002               2001
                                            ------------       ------------       ------------       ------------
Class A
Shares sold ..........................           239,912            873,241       $  3,353,475       $ 18,353,954
Shares issued in connection with
   acquisition of Brinson Series
   Trust Growth Portfolio ............                -0-           828,719                 -0-        12,959,640
Shares issued in connection with
   acquisition of Brinson Series Trust
   Aggressive Growth Portfolio .......           314,032                 -0-         4,809,787                  ~
Shares issued in reinvestment of
   dividends and distributions .......                -0-         2,189,632                 -0-        40,617,667

Shares redeemed ......................        (4,049,973)        (4,362,666)       (54,578,657)       (81,892,921)
                                            ------------       ------------       ------------       ------------
Net decrease .........................        (3,496,029)          (471,074)      $(46,415,395)      $ (9,961,660)
                                            ============       ============       ============       ============

Class B
Shares sold ..........................         2,192,539          4,112,973       $ 30,153,624       $ 79,572,432
Shares issued in connection with
   acquisition of Brinson Series Trust
   Growth Portfolio ..................                -0-            75,888                 -0-         1,180,036
Shares issued in reinvestment of
   dividends and distributions .......                -0-           612,087                 -0-        11,293,005
Shares redeemed ......................        (1,839,171)        (1,190,885)       (23,855,796)       (22,078,516)
                                            ------------       ------------       ------------       ------------
Net increase .........................           353,368          3,610,063       $  6,297,828       $ 69,966,957
                                            ============       ============       ============       ============

--------------------------------------------------------------------------------

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE I: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the year ended December 31, 2002.

                                          Alliance Variable Products Series Fund
================================================================================
NOTE J: Acquisition of Brinson Series Trust Growth Portfolio

On October 26, 2001, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Growth Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Growth Portfolio on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 904,607 shares of the Portfolio for 3,043,716 shares of Brinson Series Trust Growth Portfolio on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust Growth Portfolio immediately before the acquisition were $291,141,532 and $14,139,676 (including $2,586,130 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $305,281,208.

--------------------------------------------------------------------------------

NOTE K: Acquisition of Brinson Series Trust Aggressive Growth Portfolio

On April 5, 2002, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Aggressive Growth Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Aggressive Growth Portfolio on February 25, 2002. The acquisition was accomplished by a tax-free exchange of 314,032 shares of the Portfolio for 905,429 shares of Brinson Series Trust Aggressive Growth Portfolio on April 5, 2002. The aggregate net assets of the Portfolio and Brinson Series Trust Aggressive Growth Portfolio immediately before the acquisition were $295,037,323 and $4,809,787 (including $52,821 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $299,847,110.

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          ---------------------------------------------------------------------------
                                                                          CLASS A
                                          ---------------------------------------------------------------------------
                                                                    Year Ended December 31,
                                          ---------------------------------------------------------------------------
                                              2002            2001            2000            1999            1998
                                          -----------     -----------     -----------     -----------     -----------
Net asset value, beginning of period ..   $     16.42     $     25.10     $     33.59     $     27.25     $     22.42
                                          -----------     -----------     -----------     -----------     -----------

Income From Investment Operations
Net investment income (loss) (a) ......          (.06)           (.06)            .08             .03             .10
Net realized and unrealized gain (loss)
     on investment transactions .......         (4.55)          (5.47)          (5.36)           8.73            6.19
                                          -----------     -----------     -----------     -----------     -----------
Net increase (decrease) in net asset
     value from operations ............         (4.61)          (5.53)          (5.28)           8.76            6.29
                                          -----------     -----------     -----------     -----------     -----------

Less: Dividends and Distributions
Dividends from net investment income ..            -0-           (.06)           (.02)           (.09)           (.06)
Distributions from net realized gain
     on investment transactions .......            -0-          (1.85)          (3.19)          (2.33)          (1.40)
Distributions in excess of net realized
     gain on investment transactions ..            -0-          (1.23)             -0-             -0-             -0-
Return of capital .....................            -0-           (.01)             -0-             -0-             -0-
                                          -----------     -----------     -----------     -----------     -----------
Total dividends and distributions .....            -0-          (3.15)          (3.21)          (2.42)          (1.46)
                                          -----------     -----------     -----------     -----------     -----------
Net asset value, end of period ........   $     11.81     $     16.42     $     25.10     $     33.59     $     27.25
                                          ===========     ===========     ===========     ===========     ===========
Total Return
Total investment return based on net
     asset value (b) ..................        (28.08)%        (23.47)%        (17.51)%         34.47%          28.73%

Ratios/Supplemental Data
Net assets, end of period
     (000's omitted) ..................   $   121,439     $   226,237     $   357,664     $   456,027     $   328,681
Ratio to average net assets of:
     Expenses .........................           .88%            .85%            .81%            .84%            .87%
     Net investment income (loss) .....          (.44)%          (.31)%           .26%            .12%            .43%
Portfolio turnover rate ...............            38%            104%             58%             54%             62%

--------------------------------------------------------------------------------

See footnote summary on page 17.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                ----------------------------------------------
                                                                                   CLASS B
                                                                ----------------------------------------------
                                                                                                                    June 1, 1999(c)
                                                                                                                          to
                                                                              Year Ended December 31,                December 31,
                                                                ----------------------------------------------       ----------
                                                                   2002              2001              2000             1999
                                                                ----------        ----------        ----------       ----------
Net asset value, beginning of period .....................      $    16.31        $    24.99        $    33.54       $    26.83
                                                                ----------        ----------        ----------       ----------

Income From Investment Operations
Net investment income (loss) (a) .........................            (.09)             (.11)              .04             (.03)
Net realized and unrealized gain (loss) on investment
     transactions ........................................           (4.52)            (5.44)            (5.39)            6.74
                                                                ----------        ----------        ----------       ----------
Net increase (decrease) in net asset value from operations           (4.61)            (5.55)            (5.35)            6.71
                                                                ----------        ----------        ----------       ----------

Less: Dividends and Distributions
Dividends from net investment income .....................              -0-             (.04)             (.01)              -0-
Distributions from net realized gain on investment
     transactions ........................................              -0-            (1.85)            (3.19)              -0-
Distributions in excess of net realized gain on investment
     transactions ........................................              -0-            (1.23)               -0-              -0-
Return of capital ........................................              -0-             (.01)               -0-              -0-
                                                                ----------        ----------        ----------       ----------
Total dividends and distributions ........................              -0-            (3.13)            (3.20)              -0-
                                                                ----------        ----------        ----------       ----------
Net asset value, end of period ...........................      $    11.70        $    16.31        $    24.99       $    33.54
                                                                ==========        ==========        ==========       ==========

Total Return
Total investment return based on net asset value (b) .....          (28.26)%          (23.65)%          (17.75)%          25.01%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................      $   71,724        $   94,215        $   54,127       $    5,707

Ratio to average net assets of:
     Expenses ............................................            1.13%             1.11%             1.08%            1.12%(d)
     Net investment income (loss) ........................            (.69)%            (.59)%             .13%            (.20)%(d)
Portfolio turnover rate ..................................              38%              104%               58%              54%

--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Commencement of distribution.

(d)   Annualized

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS                      Alliance Variable Products Series Fund
================================================================================

To the Shareholders and Board of Directors
Growth Portfolio
Alliance Variable Products Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Growth Portfolio (the "Portfolio"), (one of the portfolios constituting the Alliance Variable Products Series Fund, Inc.) as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio of the Alliance Variable Products Series Fund, Inc. at December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                             /s/ ERNST & YOUNG LLP

New York, New York
February 3, 2003

GROWTH PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

GROWTH PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                           PORTFOLIOS
                                                                             IN FUND             OTHER
 NAME, AGE OF DIRECTOR,                       PRINCIPAL                      COMPLEX         DIRECTORSHIPS
        ADDRESS,                            OCCUPATION(S)                  OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                    DURING PAST 5 YEARS               DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa,** 57            President, Chief Operating Officer and         114               None
1345 Avenue of the Americas     a Director of Alliance Capital Management
New York, NY 10105              Corporation ("ACMC"), with which he has
(13)                            been associated since prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72              Formerly an Executive Vice President and        93               None
P.O. Box 4623                   Chief Insurance Officer of The Equitable
Stamford, CT 06903              Life Assurance Society of the United States;
(11)                            Chairman and Chief Executive Officer of
                                Evlico; formerly a Director of Avon, BP
                                Amoco Corporation (oil and gas), Ecolab
                                Incorporated (specialty chemicals), Tandem
                                Financial Group, and Donaldson Lufkin &
                                Jenrette Securities Corporation.

David H. Dievler, #+, 73        Independent consultant. Until December          98               None
P.O. Box 167                    1994 he was Senior Vice President of ACMC
Spring Lake, NJ 07762           responsible  for mutual fund administration.
(13)                            Prior to joining ACMC in 1984 he was
                                Chief Financial Officer of Eberstadt Asset
                                Management since 1968.  Prior to that he was
                                a Senior Manager at Price Waterhouse & Co.
                                Member of American Institute of Certified
                                Public Accountants since 1953.

John H. Dobkin, #+, 60          Consultant. He was formerly a Senior Advisor    94               None
P.O. Box 12                     from June 1999 - June 2000 and President
Annandale, NY 12504             of Historic Hudson Valley (December 1989 -
(11)                            May 1999). Previously, Director of the National
                                Academy of Design and during 1988-92, he
                                was Director and Chairman of the Audit
                                Committee of ACMC.

William H. Foulk, Jr., #+, 70   Investment adviser and an independent          110               None
Suite 100                       consultant. He was formerly Senior
2 Sound View Drive              Manager of Barrett Associates, Inc., a
Greenwich, CT 06830             registered investment adviser, with  which
(13)                            he had been associated since prior to 1998.
                                He was formerly Deputy Comptroller of
                                the State of New York and, prior thereto,
                                Chief Investment Officer of the New York
                                Bank for Savings.

GROWTH PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

                                                                           PORTFOLIOS
                                                                             IN FUND             OTHER
 NAME, AGE OF DIRECTOR,                       PRINCIPAL                      COMPLEX         DIRECTORSHIPS
        ADDRESS,                            OCCUPATION(S)                  OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                    DURING PAST 5 YEARS               DIRECTOR           DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

Clifford L. Michel, #+, 63      Senior Counsel of the law firm of Cahill       93          Placer Dome Inc.
15 St. Bernard's Road           Gordon & Reindel since February 2001
Gladstone, NJ 07934             and a partner of that firm for more than
(11)                            twenty-five years prior thereto. He is
                                President and Chief Executive Officer
                                of Wenonah Development Company
                                (investments) and a Director of Placer
                                Dome Inc. (mining).

Donald J. Robinson, #+, 68      Senior Counsel to the law firm of Orrick,      92                None
98 Hell's Peak Road             Herrington & Sutcliffe since prior to 1998
Weston, VT 05161                Formerly a senior partner and a member
(7)                             of the Executive Committee of that firm.
                                He was also a member and Chairman
                                of the Municipal Securities Rulemaking
                                Board and Trustee of the Museum of the
                                City of New York.

--------------------------------------------------------------------------------

*     There is no stated term of office for the Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

GROWTH PORTFOLIO                          Alliance Variable Products Series Fund
================================================================================

Officer Information

Certain information concerning the Fund's Officers is listed below.

     NAME, ADDRESS*                POSITION(S) HELD                     PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                        DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57                 Chairman & President                See biography above.

Alan Levi, 53                      Vice President                      Senior Vice President of ACMC, with which he has been
                                                                       associated since prior to 1998.

Edmund P. Bergan, Jr., 52          Secretary                           Senior Vice President and the General Counsel of Alliance
                                                                       Fund Distributors, Inc. ("AFD") and Alliance Global Investor
                                                                       Services Inc. ("AGIS"), with which he has been associated
                                                                       since prior to 1998.

Mark D. Gersten, 52                Treasurer and Chief                 Senior Vice President of AGIS and Vice President of
                                   Financial Officer                   AFD, with which he has been associated since prior  to 1998.

Thomas R. Manley, 51               Controller                          Vice President of ACMC, with which he has been associated
                                                                       since prior to 1998.

--------------------------------------------------------------------------------

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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